PENSION PLAN - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Discount rate	2.60%	3.10%
Future pension earning increases	4.00%	4.00%
Current male pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	21 years 10 months 24 days	21 years 9 months 18 days
Current female pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	24 years 3 months 18 days	24 years 2 months 12 days
Current male members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	22 years 10 months 24 days	22 years 9 months 18 days
Current female members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	25 years 2 months 12 days	25 years 1 month 6 days